Stockholders' Equity - Summary of Reconciliation of Controlling Interest due to Different Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Detail Of Reconciliation Of Controlling Interest Due To Different Currencies Line Items [Line Items]
Common stock and additional paid-in capital	$ 7,893	$ 10,424
Other equity reserves	(2,453)	(2,724)
Retained earnings	2,635	1,621
Total controlling interest	8,075	$ 9,321
Parent [member]
Disclosure Detail Of Reconciliation Of Controlling Interest Due To Different Currencies Line Items [Line Items]
Common stock and additional paid-in capital	5,403
Other equity reserves	974
Retained earnings	1,698
Total controlling interest	8,075
Consolidated One [member]
Disclosure Detail Of Reconciliation Of Controlling Interest Due To Different Currencies Line Items [Line Items]
Common stock and additional paid-in capital	7,893
Other equity reserves	(2,453)
Retained earnings	2,635
Total controlling interest	$ 8,075